11. SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

On January 28, 2014 the Company issued 3,537,736 shares of common stock for $150,000 ($0.04/share).

On February 18, 2014 the Company issued 3,409,091 shares of common stock for $150,000 ($0.04/share).

On February 2, 2014, the Company issued 9,821,429 shares in connection with the exercise of 10,000,000 warrants, exercise price of $0.001, for $10,000.

On February 17, 2014, the Company entered into two consulting agreements with two consultants for independent technical expertise to further the Company’s business plans and scientific research and development.  As consideration for the services performed, the Company agrees to issue the following to each of the consultants:

●	Within 30 days of the date of this agreement, a warrant for six hundred thousand shares of the Company’s common stock to be exercisable on the 14 month anniversary of this agreement for a period of 12 months with a cashless exercise provision.

●	Within 30 days of the date of this agreement, a warrant for one million shares of the Company’s common stock to be exercisable on the 20 month anniversary of this agreement for a period of 12 months with a cashless exercise provision.

●	Within 30 days of the date of this agreement, a warrant for two million shares of the Company’s common stock to be exercisable on the 32 month anniversary of this agreement for a period of 12 months with a cashless exercise provision.

●	Based on the consultants reaching two sets of benchmarks, two separate warrants for one million five hundred thousand shares of the Company’s common stock to be exercisable on the 28 month anniversary of this agreement for a period of 12 months with a cashless exercise provision.

●	On the three year anniversary, assuming the consultant acted in good faith and the Company’s board of directors approval, a warrant for one million five hundred thousand shares of the Company’s common stock to be exercisable on the 28 month anniversary of this agreement for a period of 12 months with a cashless exercise provision.

On March 12, 2014 the Company issued 2,551,020 shares of common stock for $100,000 ($0.04/share).

On March 19, 2014, the Company entered into a five year consulting agreement for general advisor and consulting services.  As consideration for the services performed, the Company agrees to pay the consultant a fee of $1,000 per month.  At the Company’s option, said consulting fee may be paid to the consultant in the form of Company stock based upon the greater of $0.50/share or the average of the closing price of the Company’s common stock over the five days preceding such stock issuance.

On March 21, 2014, the Company renewed its lease of a Laboratory. The lease is on a month to month basis at an annual rate of $12,750.

On March 28, 2014, the Company renewed and extended a consulting agreement and has agreed to issue 44,000 shares of common stock as consideration for consulting fees owed from June 1, 2012 through March 31, 2014.